Trade Receivables	12 Months Ended
Mar. 31, 2024
Trade Receivables [Abstract]
TRADE RECEIVABLES

NOTE 4 – TRADE RECEIVABLES

Trade receivables consisted of the following:

	March 31, 2024	March 31, 2023
Accounts receivable	$16,747,769	$16,412,099
Less: allowance for doubtful accounts	(923,666)	(2,313,306)
Accounts receivable, net	15,824,103	14,098,793
Note receivable	-	20,813
Trade receivables	$15,824,103	$14,119,606

For the years ended March 31, 2024 and 2023, $56,170 and $50,275 in accounts receivable were directly written off, respectively.